Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Bank borrowings	¥ 130,000	¥ 170,000
Current portion of long-term borrowings	20,000	46,710
Short-term borrowing	¥ 150,000	¥ 216,710